Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of Material Accounting Policies [Line Items]
Operating segments
(a)	Operating segments
The Group has divided the segments based on internal reports reviewed periodically by the top sales decision maker to make decisions about the resources allocated to the segments and evaluate their performance. There are six reporting segments as described in Note 8. The reporting segments are operated separately according to the nature of the goods and services provided and the organizational structure of the Group.
The segment reported to the Chief Executive Officer (“CEO”) includes items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
It is the CEO’s responsibility to evaluate the resources to be distributed to the business and the performance of the business, and to make strategic decisions.

Basis of consolidation
(b)	Basis of consolidation
i) Subsidiaries
If an entity of the Group uses accounting policies other than those adopted in the consolidated financial statements for the same transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in preparing the consolidated financial statements.
ii) Structured entity
The Group establishes or invests in various structured entities. Considering the terms and conditions of the arrangement in which the structured entity was established, the entity is included in the consolidated entities if it is determined that the Group obtains gains and losses from the operations thereof, and the Group has the ability to direct the activities of the entity that can most significantly affect these gains and losses. The Group does not recognize any non-controlling
interests as equity in relation to structured entities in the consolidated statements of financial position since the non-controlling
interests in these entities are recognized as liabilities of the Group.
iii) Intra-group transactions eliminated on consolidation
Intra-group balances, transactions, and any unrealized income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements. Unrealized intra-group losses are recognized as expense if intra-group losses indicate an impairment that requires recognition in the consolidated financial statements.
iv)
Non-controlling
interests
Non-controlling
interests in a subsidiary are accounted for separately from the parent’s ownership interests in a subsidiary. Each component of net profit or loss and other comprehensive income is attributed to the owners of the parent and non-controlling
interest holders, even when the
non-controlling
interests balance is reduced to below zero.

Business combinations
(c)	Business combinations
i) Business combinations
A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control.
Each identifiable asset or liability is measured at its acquisition-date fair value except for below:

•	Leases are required to be classified based on the contractual terms and other factors

•	Only those contingent liabilities assumed in a business combination that are a present obligation and can be measured reliably are recognized

•	Deferred tax assets or liabilities are recognized and measured in accordance with IAS 12 , ‘Income Taxes’

•	Employee benefit arrangements are recognized and measured in accordance with IAS 19 , ‘Employee Benefits’

•	Compensation assets are recognized and measured on the same basis as the items subject to compensation

•	Reacquired rights are measured in accordance with special provisions

•	Liabilities or equity instruments related to share-based payment transactions are measured in accordance with the method in IFRS 2, ‘Share-based Payment’

•	Non-current assets held for sale are measured at fair value less costs to sell in accordance with IFRS 5, ‘Non-current Assets Held for Sale and Discontinued Operations’
As of the acquisition date,
non-controlling
interests in the acquired are measured as the
non-controlling
interests’ proportionate share of the acquirer’s identifiable net assets.

Investments in associates and joint ventures
(d)	Investments in associates and joint ventures
An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. Significant influence is presumed to exist when the Group holds between 20 and 50 percent of the voting power of another entity.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The investment in an associate and a joint venture is initially recognized at cost, and the carrying amount is increased or decreased to recognize the Group’s share of the profit or loss and changes in the investments of the associate and the joint venture after the date of acquisition. Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated the Group’s stake in preparing the consolidated financial statements. Unrealized losses are also being derecognized unless the transaction provides evidence of an impairment of the transferred assets.
If an associate or a joint venture uses accounting policies different from those of the Group for transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in applying the equity method.
When the carrying amount of that interest, including any long-term investments, is reduced to nil, the recognition of further losses is discontinued except to the extent that the Group has an obligation or has to make payments on behalf of the investee for further losses.

Cash and cash equivalents
(e)	Cash and cash equivalents
The Group classifies cash balances, call deposits and highly liquid investment assets with original maturities of three months or less from the acquisition date that are easily converted into a fixed amount of cash, and are subject to an insignificant risk of changes in their fair value as cash and cash equivalents.

Non-derivative financial assets
(f)	Non-derivative financial assets
Financial assets are recognized in the consolidated statement of financial position when the Group becomes a party to the contract. In addition, a standardized purchase or sale (a purchase or sale of a financial asset under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the market concerned) is recognized on the trade date.
i) Financial assets designated at FVTPL
Financial assets can be irrevocably designated as measured at FVTPL despite of classification standards stated below, if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases. However, once the financial assets are designated at FVTPL, it is irrevocable.
ii) Equity instruments
For the equity instruments that are not held for short-term trading, at initial recognition, the Group may make an irrevocable election to present subsequent changes in fair value in other comprehensive income.

Equity instruments that are not classified as financial assets at Fair Value through Other Comprehensive Income (“FVOCI”) are classified as financial assets at FVTPL.
The Group subsequently measures all equity investments at fair value. Valuation gains or losses of the equity instruments that are classified as financial assets at FVOCI previously recognized as other comprehensive income is not reclassified as profit or loss on recognition. The Group recognizes dividends in profit or loss when the Group’s right to receive payments of the dividend is established.
Valuation gains or losses due to changes in fair value of the financial assets at FVTPL are recognized in the consolidated statement of comprehensive income gains or losses on financial assets at FVTPL. Impairment loss (reversal) on equity instruments at FVOCI is not recognized separately.
iii) Debt instruments
Subsequent measurement of debt instruments depends on the Group’s business model in which the asset is managed and the contractual cash flow characteristics of the asset. Debt instruments are classified as financial assets at amortized cost, at FVOCI, or at FVTPL. Debt instruments are reclassified only when the Group’s business model changes.

①	Financial assets at amortized cost
Assets that are held within a business model whose objective is to hold assets to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a financial asset measured at amortized cost that is not subject to a hedging relationship is recognized in profit or loss when the financial asset is derecognized or impaired. Interest income on the effective interest method is included in the ‘Interest income’ in the consolidated statement of comprehensive income.

②	Financial assets at FVOCI
Assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Other than (reversal of) impairment losses, interest income, foreign exchange differences, gains or losses of the financial assets at FVOCI are recognized as other comprehensive income in equity. On removal, gains or losses accumulated in other comprehensive income are reclassified to profit or loss. The interest income on the effective interest method is included in the ‘Interest income’ in the consolidated statement of comprehensive income. Foreign exchange differences and impairment losses are included in the ‘Net foreign currency transaction gain’ and ‘Provision for credit losses allowance’ in the consolidated statement of comprehensive income, respectively.

③	Financial assets at FVTPL
Debt securities other than financial assets at amortized costs or FVOCI are classified at FVTPL. Unless hedge accounting is applied, gains or losses from financial assets at FVTPL are recognized as profit or loss and are included in ‘Net gain

(loss) on financial assets at fair value through profit or loss’ in the consolidated statement of comprehensive income.

iv) Embedded derivatives
Financial assets with embedded derivatives are classified regarding the entire hybrid contract, and the embedded derivatives are not separately recognized. The entire hybrid contract is considered when it is determined whether the contractual cash flows represent solely payments of principal and interest.

Derivative financial instruments
(g)	Derivative financial instruments
Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.
i) Hedge accounting
The Group holds forward exchange contracts, interest rate swaps, currency swaps and other derivative contracts to manage interest rate risk and foreign exchange risk. The Group designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).
On initial designation of the hedge, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction. In addition, this document describes the hedging instrument, hedged item, and the method of evaluating the effect of the hedging instrument offsetting changes in the fair value or cash flow of the hedged item due to the hedged risk at the initiation of the hedging relationship and in subsequent periods.

①	Fair value hedge
Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the separate statement of comprehensive income.
The Group discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria. Any adjustment arising from G/L on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

②	Cash flow hedge
When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

③	Net investment hedge
The portion of the change in fair value of a financial instrument designated as a hedging instrument that meets the requirements for hedge accounting for a net investment in a foreign operation is recognized in other comprehensive income and the ineffective portion of the hedge is recognized in profit or loss. The portion recognized as other comprehensive income that is effective as a hedge is recognized in the statement of comprehensive income as a result of reclassification adjustments in accordance with IAS 21, “Effect of Changes in Foreign Exchange Rates” at the time of disposing of its overseas operations or disposing of a portion of its overseas operations to profit or loss.
ii) Other derivative financial instruments
All derivatives except those designated as hedging instruments and are effective in hedging are measured at fair value. Changes in the fair value of other derivative financial instrument not designated as a hedging instrument are recognized immediately in profit or loss.
iii) Gains and losses on initial recognition
Any difference between the fair value of over the counter derivatives at initial recognition and the amount that would be determined at that date using a valuation technique in a situation in which the valuation is dependent on unobservable parameters is not recognized in profit or loss but is deferred, and the deferred gains and losses on initial transaction are depreciated on a straight-line basis over the life of the instrument or the remainder is recognized in profit or loss immediately when the fair value becomes observable.

Expected credit losses of financial assets
(h)	Expected credit losses of financial assets
Except for financial assets measured at fair value through profit or loss, financial assets measured at amortized cost and financial assets measured at fair value through other comprehensive income are assessed for expected credit losses at the end of each reporting period and recognized as loss allowance. Financial assets migrate through the following three stages based on the change in credit risk since initial recognition and allowance for credit loss for the financial assets are measured at the
12-month
expected credit losses (“ECL”) or the lifetime ECL, depending on the stage.

Category		Allowance for credit loss
STAGE 1	When credit risk has not increased significantly since the initial recognition	12-months ECL: the ECL associated with the probability of default events occurring within the next 12 months
STAGE 2	When credit risk has increased significantly since the initial recognition	Lifetime ECL: a lifetime ECL associated with the probability of default events occurring over the remaining lifetime
STAGE 3	When assets are impaired	Same as above

The Group, meanwhile, only recognizes the cumulative changes in lifetime expected credit losses since the initial recognition as an allowance for credit loss for purchased or originated credit-impaired financial assets.
The total period refers to the expected life span of the financial instrument up to the contract expiration date.
i) Reflection of forward-looking information
The Group reflects forward-looking information when measuring expected credit losses. Assuming that the measurement factor of expected credit losses has a certain correlation with economic fluctuations, the expected credit losses are calculated by reflecting forward-looking information through modeling between macroeconomic variables and measurement factors.
ii) Measurement of expected credit loss of financial assets at amortized cost
The expected credit loss of amortized financial assets is measured as the difference between the present value of the cash flows expected to be received and the cash flow to be received in accordance with loan agreements. For this purpose, the Group calculates expected cash flows for individually significant financial assets. For financial assets that are not individually significant, the Group collectively measures the expected credit losses thereof with similar credit risk characteristics.
Expected credit losses are deducted from financial assets at amortized cost using ACL, which are written off along with the assets if the assets are not recoverable. The allowance for credit loss is increased when the written-off
loan receivables are subsequently collected, and the changes in the allowance for credit loss are recognized in profit or loss.
iii) Measurement of estimated credit loss of financial assets at FVOCI
The calculation of expected credit loss of financial assets at FVOCI is the same as for financial assets measured at amortized cost, but changes in allowance for credit loss are recognized in other comprehensive income. In the case of disposal and redemption of financial assets at FVOCI, the allowance for credit loss is reclassified from other comprehensive income to profit or loss and recognized in profit or loss.

Property and equipment
(i)	Property and equipment
Land is not depreciated. Other property and equipment are depreciated on a straight-line basis over the estimated useful lives for the acquisition cost after deduction of the residual value. The estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives
Buildings	40~50 years
Other properties	4~5 years

Intangible assets
(j)	Intangible assets
Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.

Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets as shown below, from the date that they are available for use. The residual value of intangible assets is zero. However, if there are no foreseeable limits to the periods over which certain intangible assets are expected to be available for use, they are determined to have indefinite useful lives and are not amortized.

Descriptions	Useful lives
Software	5 years
Capitalized development cost	5 years
Other intangible assets	5 years or contract periods

Investment properties
(k)	Investment properties
An investment property is initially recognized at cost including any directly attributable expenditure. Subsequent to initial recognition, the asset is measured at cost less accumulated depreciation and accumulated impairment losses, if any.
The depreciation method and the estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives	Depreciation method
Buildings	40 years	Straight-line

Leases
(l)	Leases
i) Accounting treatment as the lessee
The Group leases various tangible assets, such as real estate and vehicles, and each of the lease contract is negotiated individually and includes a variety of terms and conditions. There are no other restrictions imposed by the lease contracts, but the lease assets cannot be provided as collaterals for borrowings.
At the commencement date of the lease, the Group recognizes the right-of-use
assets and the lease liabilities. Each lease payment is allocated to payment for the principal portion of the lease liability and financial costs. The Group recognizes in profit or loss the amount calculated to produce a constant periodic rate of interest on the lease liability balance for each period as financial costs.
Right-of-use
assets are depreciated using a straight-line method from the commencement date over the lease term.
If internal rate of return from in the lease is readily determined, the lease payments are discounted by the rate; if the rate is not readily determined, the lessee’s incremental borrowing rate is used.
The cost of the
right-of-use
assets comprise:

•	The amount of the initial measurement of the lease liability

•	Any lease payments made at or before the commencement date (less any lease incentives received)

•	Any initial direct costs incurred by the lessee

•
An estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease

Lease payments related to short-term leases or
low-value
assets are recognized as current expenses over the lease term using the straight-line method. A short-term lease is a lease that has a lease term of 12 months or less, and the low-value
assets lease is a lease of which the underlying asset value is not more than
~~W~~
6 million.
Additional considerations for the Group when accounting for lessees include:
Extension and termination options are included in a number of real estate lease contracts of the Group. In determining the lease term, management considers all relevant facts and circumstances that create an economic incentive not to exercise the options. The periods covered by, a) an option to extend the lease if the lessee is reasonably certain to exercise that option, or b) an option to terminate the lease if the lessee is reasonably certain not to exercise that option, is included when determining the lease term. The Group reassesses whether the Group is reasonably certain to exercise the extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee, and affects whether the lessee is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.
ii) Accounting treatment as the lessor
The Group leases out to lessee various tangible assets, including vehicles under operating and finance lease contracts, and each of the lease contract is negotiated individually and includes a variety of terms and conditions. The risk management method for all rights held by the Group in the underlying assets includes repurchase agreements, residual value guarantees, etc.

①	Finance leases
The Group recognizes them as a receivable at an amount equal to the net investment in the lease, and the difference from the carrying amount of the leasing asset as of the commencement date is recognized as profit or loss from disposal of the lease asset. In addition, interest income is recognized by applying the effective interest method for the amount of the Group’s net investment in finance leases. Lease-related direct costs are included in the initial recognition of financial lease receivables and are accounted for in a way that reduces the revenue for the lease term.

②	Operating leases
The Group recognizes the lease payments as income on straight-line basis, and adds the lease initial direct costs incurred during negotiation and contract phase of the operating lease to the carrying amount of the underlying asset. In addition, the depreciation policy of operating lease assets is consistent with the Group’s depreciation policy of other similar assets.

Impairment of non-financial assets
(m)	Impairment of non-financial assets
The carrying amounts of the Group’s
non-financial
assets, other than assets arising from employee benefits, deferred tax assets and non-current
assets held for sale, are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying amount.
The Group estimates the recoverable amount of an individual asset, and if it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of cash-generating unit (“CGU”). The recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs to sell. The value in use is estimated by applying a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or the CGU.
An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.
Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergies arising from the goodwill acquired. Any impairment identified at the CGU level will first reduce the carrying amount of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Impairment losses of goodwill cannot be reversed in the subsequent period. For other assets than goodwill, at the end of each reporting period, the Group reviews whether there is any indication that the impairment loss for those assets that was previously recognized no longer exists or has decreased, and reverses the impairment loss only if there is a change in the estimate used to determine the recoverable amount after the recognition of the impairment loss. The increased carrying amount of an asset attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the asset in prior years.

Non-derivative financial liabilities
(n)	Non-derivative financial liabilities
The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liability in accordance with the substance of the contractual arrangement and the definitions of financial liabilities.
Transaction costs on the financial liabilities at FVTPL are recognized in profit or loss as incurred.
i) Financial liabilities designated at FVTPL
Financial liabilities can be irrevocably designated as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases, or a group of financial instruments is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy. The amount of change in the fair value of the financial liabilities designated at FVTPL that is attributable to changes in the credit risk of that liabilities shall be presented in other comprehensive income.
ii) Financial liabilities at FVTPL
Since initial recognition, financial liabilities at FVTPL
are
measured at fair value, and changes in the fair value are recognized as profit or loss.

iii) Other financial liabilities
Non-derivative
financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities, and other financial liabilities include deposits, borrowings, debt securities and etc. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the acquisition. Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method.
The Group derecognizes a financial liability from the consolidated statement of financial position when it is extinguished (i.e. when the obligation specified in the contract is discharged, cancelled
or expires).

Foreign currency
(o)	Foreign currency
The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Equity capital
(p)	Equity capital
i) Hybrid bonds
The Group classifies an issued financial instrument, or its component parts, as a financial liability or an equity instrument depending on the substance of the contractual arrangement of such financial instrument. Hybrid bonds where the Group has an unconditional right to avoid delivering cash or another financial asset to settle a contractual obligation are classified as an equity instrument and presented in equity. Hybrid bonds issued by subsidiaries of the Group are classified as non-controlling
interests according to this classification criteria. In addition, distributions paid are treated as net income attributable to non-controlling
interests in the consolidated statement of comprehensive income.
ii) Capital adjustment
The effect of changes in ownership interests in subsidiaries that do not lose control over the equity attributable to owners of the parent is included in capital adjustments.

Employee benefits
(q)	Employee benefits
i) Short-term employee benefits
Short-term employee benefits are employee benefits that are due to be settled within 12 months after the end of the period in which the employees render the related service. When an employee has rendered service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.
ii) Other long-term employee benefits
The Group’s net obligation in respect of other long-term employee benefits that are not expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service, is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.
iii) Retirement benefits: defined benefit plans
For the year ended December 31, 2023, defined benefit liabilities related to the defined benefit plan are recognized by deducting the fair value of external reserve from the present value of the defined benefit plan debt.
Defined benefit liabilities are calculated annually by independent actuaries using the predicted unit credit method. If the net present value of the defined benefit obligation less the fair value of the plan assets is an asset then the present value of the economic benefits available to the entity in the form of a refund from the plan or a reduction in future contributions to the plan.

Provisions
(r)	Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.
Provisions shall be used only for expenditures for which the provisions are originally recognized.

Financial guarantee contract
(s)	Financial guarantee contract
A financial guarantee contract is a contract that requires the Group to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument.
Financial guarantee contracts are recognized initially at their fair value, and the initial fair value is amortized over the life of the financial guarantee contract.
After initial recognition, financial guarantee contracts are measured at the higher of:

•	Loss allowance in accordance with IFRS 9, ‘ Financial Instruments ’

•	The amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15, ‘ Revenue from Contracts with Customers ’

Insurance contracts – policy applicable from January 1, 2023
(t)	Insurance contracts – policy applicable from January 1, 2023
i) Definition and classification of insurance contracts
The Group classifies the insurance contract issued as an insurance contract when assuming significant insurance risk from the policyholder, regardless of its legal form. It is classified as an insurance contract if, based on present value, there is a potential loss exposure and if, under any commercially plausible scenario, significant additional payments (determined on a present value basis) would be required to the policyholder. The assessment of assuming significant insurance risk is performed for each contract at the time of issuance. For reinsurance contracts, they are classified as insurance contracts when transferring significant insurance risk to the reinsurer. Additionally, contracts with discretionary participation features are also classified as insurance contracts.
ii) Recognition and measurement of insurance liabilities (assets) and reinsurance assets (liabilities)
① Accounting unit
The Group identifies insurance contract portfolios by integrating insurance contracts that are exposed to similar risks and managed together based on coverage, currency, and interest rate types. The Group divides a portfolio of insurance contracts issued into the following groups of insurance contracts based on similarity of profitability. However, for insurance contracts applying the premium allocation approach, it assumes that there is onerous insurance contract (or net loss contract for reinsurance contracts held) at the initial recognition unless evidence suggests otherwise.
A group of insurance contracts issued

•	A group of contracts that are onerous at initial recognition.

•	A group of contracts that at initial recognition have no significant possibility of becoming onerous subsequently

•	A group of the remaining contracts
A group of reinsurance contracts held

•	A group of contracts with net profits at initial recognition.

•	A group of contracts that at initial recognition have possibility of having net profits subsequently

•	A group of the remaining contracts
The Group does not include contracts with a difference in issuance dates exceeding one year in the same group of insurance contracts issued, and it does not reassess the composition of the group subsequently.
② Recognition of a group of insurance contracts issued

The Group shall recognize a group of insurance contracts it issues from the earliest of the following:

•	The beginning of the coverage period of the group of contracts;

•	The date when the first payment from a policyholder in the group becomes due (If there is no contractual payment due date, the time the first premium is received is considered that date); and

•	For a group of onerous contracts, when the group becomes onerous.

The Group recognizes a group of reinsurance contracts held at the beginning of the coverage period of the group of insurance contracts held. However, in the case of proportional reinsurance, if the group of underlying contracts is a group of onerous contract and the group of reinsurance contracts held is concluded at or before the time when the group of underlying contracts is recognized, the Group recognizes a group of reinsurance contracts held at the earlier of the beginning of the coverage period of the group of reinsurance contracts held or the recognition time of the group of underlying insurance contracts which is the onerous contract for the current year. In addition, in the case of proportional reinsurance, the Group recognizes the group of reinsurance contracts held at the time of initial recognition of the group of underlying insurance contracts, if the initial recognition time of the group of underlying insurance contracts is later than the beginning of the coverage period of the group of reinsurance contracts held.
③ Measurement of insurance liabilities (assets) and reinsurance assets (liabilities) under the general model
At the time of initial recognition, the Group measures a group of insurance contracts issued as the sum of fulfillment cash flows (estimates of future cash flows, adjustments to the time value of money related to financial risks to future cash flows, and risk adjustments to non-financial
risks) and contractual service margin, and subsequently, as the sum of The liability for remaining coverage or assets (fulfillment cash flow and contractual service margin) and incurred accident liabilities or assets (fulfillment cash flow). The liability for remaining coverage includes the obligation to investigate and pay reasonable insurance benefits according to the current insurance contract for insurance events that have not yet occurred, the obligation to pay amounts related to insurance contract services that have not yet been provided, the obligation to pay amounts related to insurance contract services that have not yet been provided, and represents the obligation to pay investment elements and other amounts that have not been transferred to incurred liability. The liability for incurred claims comprises the obligation to investigate insurance events that have already occurred and pay reasonable insurance premiums and other incurred insurance costs, the obligation to pay amounts related to insurance contract services already provided, and obligation to pay investment elements and other amounts not related to insurance contract services and not included in the liability for remaining coverage.

-	The estimate of future cash flows
The Group estimates future cash flows using a probability-weighted average based on all relevant, reliable, and neutral information available without undue cost or effort regarding the timing, scope, and uncertainty of future cash flows. Estimates for market variables are consistent with observable market prices and reflect the perspective of the entity, while estimates for non-market
variables incorporate all reasonable and reliable internal and external evidence available without undue cost or effort, while ensuring consistency with observable market variables. The Group segregates the future cash flows of reinsurance contracts held from those of the underlying insurance contracts issued and measures them separately, using assumptions consistent with the underlying insurance contracts issued but including the effect of risk of non-performance
by the issuer of the reinsurance contract.

-	Future cash flows within the boundary of the contract
The Group includes all future cash flows within the boundary of a group of insurance contracts issued when measuring the group. Cash flows within the boundary of the contract refer to cash flows up to the reporting period in which there exists a substantive right or obligation to compel the policyholder to pay premiums (or compel the reinsurer to pay reinsurance premiums for a group of reinsurance contracts held) or to provide substantive services under the insurance contract (or receive substantive services from the reinsurer for a group of reinsurance contracts held).
Cash flows within the boundary of the contract include premiums from policyholders, claims and benefits payable to policyholders (including payments linked to underlying items), insurance claim handling expenses, undivided options and guarantees-related cash flows, insurance acquisition cash flows directly attributable to the contract or its portfolio, fixed/variable indirect expenses directly attributable to fulfilling the insurance contract, costs related to investment activities and the provision of investment return services/investment-related services, insurance policy loans, etc; and excludes investment income or future insurance-related cash flows, product development expenses, and training expenses not directly attributable to the insurance contract portfolio.
The substantive obligations to provide insurance contract services (or the substantive right to receive insurance contract services for a group of reinsurance contracts held) ends when there is the practical ability to reassess the risks of the particular policyholder or the risks of the portfolio of insurance contracts(the risk transferred to reinsurance company for a group of reinsurance contracts held), and, as a result, to fully reflect such risks in pricing or settlement; during the reassessment of portfolio pricing, the risks related to periods after the reassessment date is not considered. The Group reassesses the boundary of the contract at the end of each reporting period to reflect changes in circumstances affecting substantive rights and obligations.

-	Discretionary cash flows
The Group identifies and distinguishes the effects of discretionary cash flow variations, which pertain to amounts or timing of cash flows subject to discretion, and the effects of changes in assumptions related to financial risks on the recognition, separately. Any impact of changes in discretion on recognition is adjusted in contractual service margin. The Group considers any adjustment rate applied to the disclosed benchmark rate as discretionary when applying the disclosed interest rate to payments to policyholders.

-	Insurance acquisition cash flows
The Group allocates insurance acquisition cash flows directly attributable to the insurance contract portfolio to the group of insurance contracts issued in the portfolio and to the group of future insurance contracts that will be recognized upon renewal of the insurance contracts included in the group in a reasonable and systematic manner. Insurance acquisition cash flows recognized as assets after distribution are assessed for recoverability at the end of each reporting period if the fact and circumstances exist that the asset is impaired. If an impairment loss is identified, it is recognized in profit or loss for the current period and insurance acquisition cash flow assets and adjusted to the carrying amount of insurance acquisition cash flow assets. Insurance acquisition cash flow assets are derecognized when the related group of contracts is initially recognized and are included in the fulfilment cash flow measurement for that group of contracts.

-	Discount rate
The Group measures the time value of money using a discount rate that reflects the cash flow and liquidity characteristics of insurance contracts while being consistent with current observable market prices and then adjusts future cash flow estimates. To do this, the Group calculates a risk-free interest rate term structure using the Smith-Wilson interpolation method, incorporating yields on government bonds with maturities observed in the market up to the longest term available, along with initial convergence periods and long-term forward interest rates. Liquidity premiums are then added to determine deterministic scenarios. The liquidity premium is derived by multiplying an adjustment ratio to the difference between the risk spread of the representative insurance industry portfolio and the credit risk spread. Additionally, the Group generates 1,000 stochastic scenarios based on this deterministic scenario, reflecting convergence speed parameters and volatility parameters. Deterministic and stochastic scenarios for foreign currencies are calculated separately from scenarios for Korean Won, taking into account the characteristics of each currency.

-	The adjustment for non-financial risk
The Group explicitly reflects between estimated future cash flows and discount rates, reflecting the compensation of the uncertainty surrounding the amounts and timing of cash flows arising from non-financial
risks through adjustments for
non-financial
risk. These adjustments are made in accordance with insurance regulations and are allocated at the individual contract level through reasonable and systematic methods. For reinsurance contracts held, adjustments for non-financial
risk are calculated to reflect the risk transferred from the holder of the reinsurance contract to the reinsurer, consistent with the assumptions applied in the underlying insurance contracts issued.

-	Contractual service margin
At the time of initial recognition of a group of insurance contracts issued, the Group measures the contractual service margin, which is unrealized profit that will be recognized as insurance contract services are provided in the future, as the amount that does not generate revenue or expenses from:

i)	The amount of fulfillment cash flows expected at initial recognition date for the group of insurance contracts issued.

ii)	All cash flows already incurred from contracts within the group at the initial recognition date.

iii)	The insurance acquisition cash flows allocated to the group at the initial recognition date.

iv)	Other assets or liabilities recognized previously for cash flows associated with the group at the initial recognition date.
In the case of a reinsurance contracts held, the net cost or net gain on purchasing a group of the reinsurance contracts held is recognized as contractual service margin. However, if the net cost of purchasing reinsurance coverage is related to costs incurred prior to purchasing a group of reinsurance contracts held, it is recognized in profit or loss.

-	Changes in fulfilment cash flows and contractual service margin.
The Group
re-estimates
the future cash flows as of the end of each reporting period at current estimates. Changes in fulfilment cash flows related to the future are adjusted in the contractual service margin, while the current and past service-related portions are recognized in profit or loss. The Group also adjusts the contractual service margin for experience adjustments related to future service-related premiums and related insurance acquisition cash flows, as well as for differences between expected and actual investment elements. However, changes in the time value of money and financial risk, changes in estimated fulfilment cash flows for the liabilities for incurred claims (assets), and other experience adjustments related to current and past services are not adjusted in the contractual service margin.

The Group adjusts the current contractual service margin at the end of the reporting period by adding the following amounts to the base amount:

i)	Impact of newly added contracts to the current group of insurance contracts issued.

ii)	Accrued interest on the carrying amount of the contractual service margin, measured at the discount rate determined at initial recognition.

iii)	Changes in future service-related fulfilment cash flows (excluding recognition and recovery elements of losses).

iv)	Effects of currency exchange differences on the contractual service margin.

v)	Amounts recognized in the current period’s profit or loss due to the transfer of insurance contract services during the period.

-	Loss components and loss recovery components
The Group considers an insurance contract as one that incurs a loss if, at the initial recognition date, the total of the fulfilment cash flows allocated to the insurance contract, previously recognized insurance acquisition cash flows, and cash flows arising from the contract at that date result in a net outflow. Additionally, the Group categorizes a group of insurance contracts issued as a group of onerous contract if, at subsequent measurement dates, adverse fluctuations related to future services allocated to the group of insurance contracts issued exceed the carrying amount of the contractual service margin.
In a group of onerous contracts, there is no contractual service margin, and the measurement of the group consists entirely of the fulfilment cash flows. Any portion at the initial recognition date in the group of onerous contract that is expected to result in a net outflow or exceeds the carrying amount of the contractual service margin subsequently is considered a loss component of that group and recognized as a loss in the current period. After recognizing the loss component, the Group systematically allocates subsequent fluctuations in the remaining insurance liability fulfilment cash flows between the loss component and the liability for remaining coverage, excluding the loss component, based on established criteria. However, subsequent decreases in cash flows related to future services are allocated only to the loss component until it is fully exhausted and recognized in the current period. Any excess beyond the loss component’s exhaustion is then recognized as contractual service margin again.
In the case of a group of reinsurance contracts held, when a loss component is recognized in the group of the underlying insurance contracts, the Group calculates the loss recovery component of the group of the reinsurance contracts held by multiplying the expected recovery ratio for claims under the group of the underlying insurance contracts by the loss component attributed to those claims. This loss recovery component is then used to adjust assets for the remaining coverage of the reinsurance group and to adjust the contractual service margin (or directly adjust the remaining insurance liability if the premium allocation approach is applied) for recognition of the current period’s profit or loss. The loss recovery component is adjusted to reflect fluctuations in the loss component of the group of the underlying insurance contracts within the range that does not exceed the loss component’s carrying amount for the group of the underlying insurance contracts.
④ Measurement of insurance liabilities (assets) under the variable fee approach
The Group applies the variable fee approach to measure insurance liabilities (assets) for insurance contracts with direct participation features that meet the following criteria at inception. The Group provides investment-related services at the commencement of the insurance contract, and the insurance contract has direct participation features. The Group does not reassess the fulfillment of these criteria unless there is a contract modification. The variable fee approach is
not applied to reinsurance contracts held.
i) The contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items
ii) The entity expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on
the underlying items
iii) The entity expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items
In the variable fee approach, it is clear that the obligation to pay an amount equal to the fair value of the underlying items, deducted by the variable fee, constitutes the liability to the policyholder. The variable fee is the company’s share of the fair value of the underlying items minus fulfillment cash flows, which do not vary depending on the performance of the underlying items. Fluctuations in the obligation to pay an amount equal to the fair value of the underlying items are not adjusted in the contractual service margin. However, adjustments are made in the contractual service margin for the portion of the fair value of the underlying items attributable to the company and the changes in the fulfilment cash flows not subject to variations based on the performance of the underlying items.
The Group measures the present value of cash flows at the initial recognition date and at the end of the reporting period using the same general model. The contractual service margin is calculated by adjusting the base amount with the following amounts.
i) The effect of new contracts added to the current group of insurance contracts issued.
ii) Changes in the portion of the fair value of underlying items attributable to the entity (excluding recognition and reversal of loss components).
iii) Changes in the fulfilment cash flows related to future services (excluding recognition and reversal of loss components).
iv) The effect of exchange rate fluctuations on contractual service margins.
v) Amounts recognized in the current period’s profit or loss due to the transfer of insurance contract services during the period.
⑤ Insurance liabilities (assets) and reinsurance assets (liabilities) measured under the premium allocation approach.
At the inception of a group of insurance contracts issued, if there is a reasonable expectation that the measurement of liabilities for remaining coverage under premium allocation approach does not differ materially from the one under the general model, and if the coverage period for all contracts within the group of insurance contracts issued is one year or less, the insurance liabilities (assets) are measured using the premium allocation approach, which is a simplified method compared to the general model.
The Group measures the liabilities (assets) for remaining coverage at the initial recognition by deducting from the cash received as premiums (or reinsurance premiums paid for reinsurance contracts held), the amount of insurance acquisition cash flows not immediately recognized as expenses (including amounts removed from assets). Subsequently, it determines the carrying amount by adding or subtracting the following amounts from the initial amount.
i) Premiums received during the reporting period. (reinsurance premiums paid for reinsurance contracts held)
ii) Insurance acquisition cash flows not recognized as expenses and amortization of those insurance acquisition cash flows
iii) Adjustments related to significant financial components
iv) Amount recognized in profit or loss for the reporting period due to providing insurance contract services.
v) Investment components paid (received for reinsurance contracts held) or transferred to the liability for incurred claims.
The Group does not adjust the carrying amount of the remaining insurance liabilities at the initial recognition date if the coverage period of each contract within the group of insurance contracts issued does not exceed one year, in order to reflect the time value of money and the financial risk effect. Additionally, acquisition cash flows are recognized as expenses when they occur. However, if circumstances indicate that the group of insurance contracts issued incurs losses, the Group performs impairment tests. If the fulfilment cash flows exceed the carrying amount of the remaining insurance liabilities, the difference is recognized as a loss in the current period, is also recognized as increase of the liabilities for remaining coverage.
⑥ Contractor share adjustment
According to IFRS 17, when measuring the liability for participating insurances, it is required to consider dividends when measuring cash flows from participating insurances, and use a discount rate that reflects assumptions and risks.
Unlike the existing accounting practices under IFRS 4, the requirement is not enough to disclose the potential obligations from participating insurances, which leads to the conflict from ‘objective of financial under ‘Conceptual framework’. Considering the conflict may cause users of financial statements misunderstood, the Group measures the liability in accordance with the Article
4-1-2
of the Enforcement Rules for Insurance Business Supervision regarding future potential obligations expected to arise from valuation gains and losses on unrealized assets as of the end of the reporting period.
iii) Recognition of insurance revenue and insurance service expenses
① Recognition of insurance revenue in general model and variable fee approach model
Insurance revenue is measured as the amount expected to be received in exchange for providing insurance contract services for a group of insurance contracts issued. It consists of the sum of changes in the liabilities for remaining coverage as following and insurance acquisition cash flows:
i) Insurance service expenses incurred during the period, measured at the amount estimated at the inception date (excluding transaction-related taxes collected on behalf of third parties, allocated amounts to loss components, insurance acquisition costs, investment components repaid to policyholders even if an insured event does not occur, and the executed loan from insurance contracts).

ii) Changes in the risk adjustment for
non-financial
risks (excluding allocated amounts to loss components and changes related to future services).
iii) Contractual service margin recognized in the current period as profit or loss (contractual service margin allocated to current coverage units among all coverage units calculated considering the quantity of benefits payments and the expected duration for coverage within the group of insurance contracts issued, and the frequency and severity of occurrence of insured events.
iv) Other amounts such as experience adjustments on premiums collected for current or past services.
The Group determines insurance revenue related to insurance acquisition cash flows by allocating the portion of the premiums that related to recovering those cash flows to each reporting period in a systematic way on the basis of the passage of time; also, recognizes the same amount as insurance service expenses.
② Recognition of insurance revenue under the premium allocation approach.
Under the premium allocation approach, insurance revenue is recognized by allocating the expected premium income (excluding investment components) for services provided over each period on the basis of the passage of time. However, if the expected pattern of release of risk during the coverage period differs significantly from the passage of time, the expected premium income is calculated on the basis of expected timing of incurred insurance service expenses.
③ Recognition of insurance service expenses
The insurance service expenses incurred as a result of issuing the group of insurance contracts issued consist of the following.
i) Increase in the liabilities for incurred claims and changes in the fulfilment cash flows related to premiums and expenses (excluding repayment of investment components).
ii) Amortization of insurance acquisition cash flows (the same amount is recognized as insurance revenue and insurance service expenses).
iii) Changes in loss components recognized for the first time in onerous groups of contracts and loss components related to future services.
④ Recognition of reinsurance revenue and reinsurance service expenses for the group of reinsurance contracts held.
The revenue and expenses arising from the group of reinsurance contracts held is recognized by adopting the method of recognizing insurance service expenses and insurance revenue of the group of underlying insurance contracts, with adjustments made to reflect the characteristics of reinsurance contracts held (revenue being the amount recovered from reinsurers and expenses being the allocated portion of premiums paid to reinsurers).
iv) Contract modifications and terminations
The Group derecognises the original contract and recognizes the modified contract as a new contract when the insurance contract terms are changed and specific criteria are met. If the contract modification does not meet such criteria, the effect of the contract modification is accounted for as changes in estimated fulfilment cash flows. There were no instances during the current and prior periods where the original contract was removed and the modified contract was recognized as a new contract. When an insurance contract is extinguished (due to expiration, fulfilment, or cancellation of obligations stated in the insurance contract), the Group removes the insurance contract, adjusts the estimated fulfilment cash flows and contractual service margin related to the removed contract within the group of insurance contracts issued, and reflects the removed contract in the number of coverage units of the group of insurance contracts issued.
v) Change in accounting treatment of accounting estimates measured in the interim financial statements
The Group has adopted an accounting policy of not changing the accounting treatment of accounting estimates measured in interim financial statements when preparing subsequent interim financial statements and annual financial statements.
vi) Presentation
The Group separately presents the book value of insurance contract portfolio, which is an asset, the book value of the insurance contract portfolio, which is a liability, the reinsurance contract portfolio held, which is an asset, and the reinsurance contract portfolio held, which is a liability, respectively, in the consolidated statement of financial position. Furthermore, it distinguishes between insurance revenue and reinsurance service expenses, as well as insurance service expenses and reinsurance revenue, without offsetting them against each other in the statement of comprehensive income.
The Group includes the time value of money and the effects of financial risks, as well as their fluctuations, in insurance finance income (expenses). The Group has chosen an accounting policy to differentiate between insurance finance income (expenses) for the period as either recognized in the current income or in other comprehensive income. For insurance groups where changes in assumptions related to financial risks significantly impact policyholder benefits, the effective interest rate method is applied. For other insurance groups, the effective interest rate determined at initial recognition is used to calculate insurance finance income (expenses) recognized in the current period. In cases where the variable fee approach is applied to insurance groups holding underlying items, the amount recognized as insurance finance income (expenses) in the current period is determined to eliminate accounting mismatches with the underlying items and recognized in the current income.
vii) Accounting policies related to transitions
Under IFRS 17, insurance companies are required to identify, recognize, and measure the group of insurance contracts issued (using the retrospective approach) as if they had always applied IFRS 17 before the transition date. However, if this method is impractical, they may choose to apply the modified retrospective approach or the fair value approach. However, for the group of insurance contracts issued with certain direct participation features, even if they meet the criteria for applying the retrospective approach, the fair value approach may be applied.
The Group has applied the modified retrospective approach to the group of insurance contracts issued within three years prior to the transition date (January 1, 2022, the beginning of the annual reporting period preceding the initial application date of IFRS 17 ‘
Insurance Contracts’
), covering contracts issued from 2019 to 2021, as well as to the group of insurance contracts acquired through business combinations (date of business combination: January 1, 2019) applying the general model. For other group of insurance contracts issued and reinsurance contracts held, the fair value approach has been adopted. Additionally, the Group adjusted the existing carrying amounts based on historical cost to the current fulfilment value assessment.
The modified retrospective approach aims to achieve results very close to those of fully retrospective application, utilizing reasonable and supportable information without excessive costs or efforts. The fair value approach involves evaluating the group of insurance contracts issued using fair value measurements, as per IFRS 13
‘Fair Value Measurement’
. When applying the fair value approach, items such as contractual service margins for remaining coverage are determined based on the difference between the fair value of the group of insurance contracts issued at the transition date and the fulfilment cash flows.

Recognition of revenues and expenses
(v)	Recognition of revenues and expenses
The Group’s revenues are recognized using five-step revenue recognition model as follows: ① ‘Identifying the contract’
g
② ‘Identifying performance obligations’
g
③ ‘Determining the transaction price’
g
④ ‘Allocating the transaction price to performance obligations’
g
⑤ ‘Recognizing the revenue by satisfying performance obligations’.
i) Interest income and expense
Interest income and expense are recognized in profit or loss using the effective interest method.
ii) Fees and commission income
The recognition of revenue for financial service fees depends on the purposes for which the fees are assessed and the basis of accounting for any associated financial instrument.

①	Fees that are an integral part of the effective interest rate of a financial instrument
Such fees are generally treated as an adjustment to the effective interest rate. Such fees may include compensation for activities such as evaluating the borrower’s financial condition, evaluating and recording guarantees, collateral and other security arrangements, preparing and processing documents, closing the transaction and the origination fees received on issuing financial liabilities. However, when the financial instrument is measured at fair value with the change in fair value recognized in profit or loss, the fees are recognized as revenue when the instrument is initially recognized.

②	Fees earned as services are provided
Fees and commission income, including investment management fees, sales commission, and account servicing fees, are recognized as the related services are provided.

③	Fees that are earned on the execution of a significant act
The fees that are earned on the execution of a significant act including commission on the allotment of shares or other securities to a client, placement fee for arranging a loan between a borrower and an investor and sales commission, are recognized as revenue when the significant act has been completed.

iii) Dividend income
Dividend income is recognized when the shareholder’s right to receive payment is established. Dividend income is categorized on the classification of equity instruments.

Revenue from Contracts with Customers
(w)	Revenue from Contracts with Customers
The fair value of the consideration received or receivable in exchange for the initial transaction is allocated to the reward points (“points”) and the remainder of the fee income. The Group provides compensation in various forms such as payment discounts and free gifts. The consideration to be allocated to the points is estimated based on the fair value of the monetary benefits to be provided in consideration of the expected recovery rate of points awarded in accordance with the customer loyalty program and the expected time of recovery. The consideration allocated to the points is recognized as a consideration to be paid to the customer and deducted from fees and commission income.

Income tax
(x)	Income tax
The Group applies a consolidated tax method based on a consolidated tax base and a domestic corporation (hereinafter referred to as the “Consolidated Entity Corporation “) that is fully controlled by the consolidated parent company and the consolidated tax base.
The Group evaluates the feasibility of temporary differences, taking into account the future taxable income of individual companies and consolidated groups, respectively. The change in deferred tax assets (liabilities) was recognized as expense (income), except for the amount associated with items directly added to the equity account.
For additional temporary differences in subsidiaries, associates, and joint venture investment interests, the Group may control the timing of the disappearance of temporary differences. All deferred tax liabilities are recognised except in cases where temporary differences are unlikely to dissipate in the foreseeable future. Deferred tax assets arising from deductible temporary differences are likely to be extinguished in the foreseeable future. In addition, it is recognised when taxable income is likely to be used for temporary differences.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period. The carrying amount of deferred tax assets is reduced when it is no longer likely that sufficient taxable income will be generated to use benefits from deferred tax assets.
Tax uncertainties arise from a claim of reassessment or refund of tax that the Group made, or tax investigation etc., due to complexity of transactions or the differences between the Group’s tax policy and authority’s interpretation. In accordance with IFRIC 23, the Group recognizes tax assets when anticipating tax refund on the tax paid due to tax authorities imposing, and tax liabilities when anticipating tax payment due to tax investigations, etc. In addition, the amount expected to be paid as a result of the tax investigation is recognized as the tax liability.

Accounting for trust accounts
(y)	Accounting for trust accounts
The Group accounts for trust accounts separately from its bank accounts under the Financial Investment Services and Capital Markets Act No. 114 and thus the trust accounts are not included in the accompanying consolidated financial statements. In this regard, the funds lent to the trust account are counted as trust account loans and loans borrowed from the trust account as other accounting accounts
(non-payment
of the trust account). In accordance with the Financial Investment Business Regulations, trust remuneration is acquired in connection with the operation, management, and disposal of trust property, and it is counted as the operating profit of trust business.

New standards and amendments not yet adopted by the Group
(z)	New standards and amendments not yet adopted by the Group
The following new accounting standards and amendments have been published that are not mandatory for annual periods beginning after January 1, 2023, and have not been early adopted by the Group. The Group did not early adopt the following new standards and amendments when preparing consolidated financial statements.
i) IAS 1 ‘Presentation of Financial Statements’ amended—Classification of Liabilities as Current or
Non-current
and Borrowing covenants for
Non-current
liabilities
These amendments, issued in 2020 and 2022, clarify the requirements for the classification of liabilities as current or non-current
and require disclosure of information about
non-current
liabilities that have future borrowing covenants with which they must comply. These amendments are scheduled to take effect from the first fiscal year beginning after January 1, 2024, and the Group does not expect these amendments to have a significant impact on the consolidated financial statements.
ii) IAS 7 ‘Cash Flow Statement’ and IFRS 7 ‘Financial Instruments: Disclosures’ Supplier Finance Agreement
These amendments require disclosure of notes on supplier finance arrangements to help users of consolidated financial statements understand the impact of supplier finance arrangements on the entity’s debt, cash flow and degree of exposure to liquidity risk. These amendments will be applied from fiscal years beginning on or after January 1, 2024, and the Group does not expect this amendment to have a significant impact on the consolidated financial statements.
iii) The following new and amended standards are not expected to have a significant impact on the consolidated entity.

•	Lease liabilities arising from sale and leaseback transactions (IFRS 16 ‘ Lease ’)

•	Crypto assets disclosure (IAS 1 ‘ Financial Statements Presentation ’)

Insurance contracts [member]
Disclosure of Material Accounting Policies [Line Items]
Insurance contracts – policy applicable from January 1, 2023
(u) Insurance contracts – policy applicable before January 1, 2023
i) Investment contract liabilities, including insurance contract liabilities and discretionary dividend factors
The group establishes liability reserves in accordance with the Insurance Business Law and the related regulations. The reserves are calculated according to the insurance policy, insurance premiums and liability reserve calculation method. The main contents are as follows.
i-1)
Premium reserves
This is the amount to be accumulated for insurance claim payable for the existing contracts as of the end of the reporting period, the reserves are calculated by deducting the present value of net premiums to be earned after the end of the reporting period from the present value of claims to be paid to the policyholder after the date of the statement of financial position.
i-2)
Unearned premium reserves
Among premiums that are due for payment before the end of the reporting period, the prepaid premium reserves for the next period are calculated through a premium and liability reserves calculation method.
i-3)
Guarantee reserves
The total amount of reserve for variable minimum guarantee (①) and reserve for general account guarantee (②) is provided as guarantee reserve.

①	Variable minimum guarantee reserve
This reserve is the amount that must be accumulated to guarantee insurance premiums above a certain level for contracts maintained as of the end of the reporting period, and is measured at the higher of:
i) the average amount of the top 30% of net loss expected in the future
ii) the minimum required amount by insurance types, minimum guarantees, level of guarantees and limits of stock investment portion

②	General account guarantee reserve
As of the end of the reporting period, the amount of reserve for insurance contracts that are insured under general account is required to be paid to guarantee the level of refunds, and select the largest of the following:
i) Average of the amount deducted from the appropriateness of the liability reserve calculated by excluding the guarantee option from the appropriateness evaluation of the liability reserve calculated by including the guarantee option for each interest rate scenario
ii) The amount of compensation (including annulment contract) against the guarantee received from the policy holder by the rate applied at the premium calculation in the insurance premium and liability reserve calculation method

i-4)	Reserve for outstanding claims
As of the end of the reporting period, the Group has accrued the amount for which the reason for the payment of insurance claims, etc. has been incurred and the amount of the claim payment has not been paid yet due to the dispute or lawsuit related to the insurance settlement (pending in the Financial Dispute Mediation Committee). In addition, the Group recognizes unrecognized losses based on historical experience.

i-5)	Reserves for participating policyholders’ dividends
The reserve is provided for the purpose of contributing to the policyholder dividend according to the laws and regulations and the reserve for dividend reserve for the policyholder and the dividend reserve for the subsequent business year.
The policyholder dividend reserve is the amount that is not paid as of the end of the reporting period for the settlement amount and the reserve for dividend policy for the next fiscal year is based on the policyholder dividend calculated on the insurance contract effective as of the end of the reporting period.

①	Excess crediting rate reserve
In the case of a dividend insurance contract which has been maintained for more than one year as of the end of the reporting period among contracts signed before October 1, 1997, the difference between the planned interest rate and the one-year
maturity deposit rate shall be preserved.

②	Mortality dividend reserve
Dividends arising from contracts that are maintained for more than one year at the end of the reporting period are used to offset the expected mortality and actual mortality rates applied to premiums.

③	Interest dividend reserve
For the contracts that have been maintained for more than one year as of the end of the reporting period, the amount calculated by applying the interest dividend reserve rate to the net written premium reserve less the unearned acquisition costs. However, the insurance sold before October 1, 1997 is applied to the amount deducted from the net premium in the event that the planned interest rate by the insurance product is less than the dividend standard.

④	Reserves for long-term special dividends
For the effective dividend policy agreement that has been maintained for 6 years or more, the amount calculated by applying the long-term special dividend rate to the amount deducted from the net premiums for the end of the year.
However, insurance sold before October 1, 1997 is applied to the deduction of unearned premiums at the end of the year when the expected interest rate by the insurance product is less than the dividend standard rate.

i-6)	Reserve for interest dividends
In order to cover the policyholder dividend in the future, the total amount is set aside according to business performance according to the law or insurance contracts.

i-7)	Reserve for dividend insurance loss reserve
In accordance with the regulations set by the supervisory authority, dividend insurance profit is accumulated within 30/100 of the contractor’s stake. The reserve for the compensation of dividend insurance losses shall compensate for the loss of dividend insurance contracts in accordance with the provisions of the fiscal year within five years from the end of the accumulated reporting period and shall be used as the policyholder dividend source for the individual contractor.
ii) Contractor’s equity adjustment
In accordance with IAS 39, the Group classifies the gains and losses of available for sale financial assets as policyholder’s equity and shareholders’ equity based on the reserve ratio for dividend paying and non-dividend
paying insurance for the year ended December 31, 2022, and the portion of policyholder’s equity is accounted as policyholder’s equity adjustment.
iii) Evaluation of debt appropriateness
At the end of each reporting period, the group assesses whether the recognized insurance liability is appropriate using the current estimates of future cash flows of the policy, and if the carrying value of the insurance liability is deemed to be inappropriate in terms of the estimated future cash flows. The reserve for premiums is added to the profit or loss by the amount corresponding to the deficiency.
iv) Reinsurance assets
The group presents the recoverable amount of reinsurance assets. The group assesses at the end of each reporting period whether there is objective evidence that a reinsurance asset is impaired. If there is objective evidence that the entity will not be able to collect all amounts under the terms of the agreement as a result of an event that occurred after the initial recognition and if the event has a reliable and measurable impact on the amount to be received. If reinsurance assets are determined to be impaired, impairment loss is recognized in the profit and loss for the current period.

v) Deferred acquisition cost
The group recognizes unrealized gains and losses arising from long-term insurance contracts as assets and amortizes the premiums over the life of the insurance contracts equally. If the contribution period exceeds 7 years, the amortization period is 7 years if there is an unrecognized balance at the date of the cancelation, the entire amount of the cancelation is amortized in the fiscal year to which the cancelation date belongs. But, if the ratio of additional premiums is higher at the early stage of the insurance period for the purpose of recovering the excess of the unearned premiums and the early settlement costs, the new settlement expenses are treated as the period expense.